Schedule of Investments(a)
July 31, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.52%
Advertising–0.04%
Omnicom Group, Inc.	151	$10,996
Aerospace & Defense–1.47%
Boeing Co. (The)(b)	413	93,536
General Dynamics Corp.	197	38,618
L3Harris Technologies, Inc.	144	32,651
Lockheed Martin Corp.	194	72,104
Northrop Grumman Corp.	109	39,569
Raytheon Technologies Corp.	1,065	92,602
TransDigm Group, Inc.(b)	38	24,361
		393,441
Agricultural & Farm Machinery–0.27%
Deere & Co.	198	71,595
Agricultural Products–0.09%
Archer-Daniels-Midland Co.	394	23,530
Air Freight & Logistics–0.64%
C.H. Robinson Worldwide, Inc.	92	8,204
Expeditors International of Washington, Inc.	106	13,594
FedEx Corp.	173	48,431
United Parcel Service, Inc., Class B	527	100,847
		171,076
Airlines–0.04%
Delta Air Lines, Inc.(b)	114	4,549
Southwest Airlines Co.(b)	105	5,304
		9,853
Alternative Carriers–0.07%
Liberty Global PLC, Class C (United Kingdom)(b)	361	9,696
Lumen Technologies, Inc.	785	9,789
		19,485
Apparel Retail–0.33%
Ross Stores, Inc.	248	30,427
TJX Cos., Inc. (The)	853	58,695
		89,122
Apparel, Accessories & Luxury Goods–0.20%
lululemon athletica, inc.(b)	80	32,014
VF Corp.	260	20,852
		52,866
Application Software–3.13%
Adobe, Inc.(b)	338	210,111
ANSYS, Inc.(b)	62	22,844
Autodesk, Inc.(b)	155	49,775
Cadence Design Systems, Inc.(b)	194	28,644
Citrix Systems, Inc.	88	8,866
DocuSign, Inc.(b)	140	41,726
HubSpot, Inc.(b)	31	18,477
Intuit, Inc.	193	102,284
Palantir Technologies, Inc., Class A(b)	1,051	22,817
Shares		Value
Application Software–(continued)
RingCentral, Inc., Class A(b)	56	$14,967
salesforce.com, inc.(b)(c)	675	163,304
Splunk, Inc.(b)	117	16,612
Synopsys, Inc.(b)	107	30,815
Unity Software, Inc.(b)	99	10,605
Workday, Inc., Class A(b)	134	31,410
Zoom Video Communications, Inc., Class A(b)	172	65,033
		838,290
Asset Management & Custody Banks–1.11%
Ameriprise Financial, Inc.	81	20,863
Bank of New York Mellon Corp. (The)	620	31,825
BlackRock, Inc.	101	87,584
Blackstone Group, Inc. (The), Class A	477	54,984
Franklin Resources, Inc.	204	6,028
KKR & Co., Inc., Class A	399	25,440
Northern Trust Corp.	145	16,363
State Street Corp.	242	21,088
T. Rowe Price Group, Inc.	158	32,257
		296,432
Auto Parts & Equipment–0.12%
Aptiv PLC(b)	191	31,868
Automobile Manufacturers–1.80%
Ford Motor Co.(b)	2,784	38,837
General Motors Co.(b)	1,028	58,431
Tesla, Inc.(b)	559	384,145
		481,413
Automotive Retail–0.26%
AutoZone, Inc.(b)	15	24,354
CarMax, Inc.(b)	116	15,538
O’Reilly Automotive, Inc.(b)	48	28,984
		68,876
Biotechnology–2.25%
AbbVie, Inc.	1,276	148,399
Amgen, Inc.	403	97,341
Biogen, Inc.(b)	105	34,307
BioMarin Pharmaceutical, Inc.(b)	129	9,898
BioNTech SE, ADR (Germany)(b)	174	57,133
CureVac N.V. (Germany)(b)	40	1,970
Gilead Sciences, Inc.	883	60,300
Incyte Corp.(b)	155	11,989
Moderna, Inc.(b)	242	85,571
Regeneron Pharmaceuticals, Inc.(b)	71	40,797
Seagen, Inc.(b)	128	19,634
Vertex Pharmaceuticals, Inc.(b)	182	36,688
		604,027
Broadcasting–0.12%
Fox Corp., Class A	394	14,050
ViacomCBS, Inc., Class B	474	19,401
		33,451

See accompanying notes which are an integral part of this schedule.
Invesco U.S. Managed Volatility Fund

Shares		Value
Building Products–0.39%
Carrier Global Corp.	616	$34,034
Johnson Controls International PLC	503	35,924
Trane Technologies PLC	169	34,410
		104,368
Cable & Satellite–1.10%
Charter Communications, Inc., Class A(b)	87	64,732
Comcast Corp., Class A	3,250	191,198
Liberty Broadband Corp., Class C(b)	94	16,684
Liberty Media Corp.-Liberty SiriusXM, Class C(b)	390	18,018
Sirius XM Holdings, Inc.	642	4,154
		294,786
Casinos & Gaming–0.12%
DraftKings, Inc., Class A(b)	208	10,088
Las Vegas Sands Corp.(b)	541	22,911
		32,999
Commodity Chemicals–0.19%
Dow, Inc.	530	32,945
LyondellBasell Industries N.V., Class A	186	18,475
		51,420
Communications Equipment–0.79%
Arista Networks, Inc.(b)	42	15,976
Cisco Systems, Inc.	3,031	167,827
Motorola Solutions, Inc.	120	26,870
		210,673
Computer & Electronics Retail–0.06%
Best Buy Co., Inc.	154	17,302
Construction Machinery & Heavy Trucks–0.46%
Caterpillar, Inc.	387	80,012
Cummins, Inc.	101	23,442
PACCAR, Inc.	242	20,084
		123,538
Construction Materials–0.12%
Martin Marietta Materials, Inc.	44	15,985
Vulcan Materials Co.	94	16,919
		32,904
Consumer Electronics–0.06%
Garmin Ltd.	106	16,663
Consumer Finance–0.72%
American Express Co.	565	96,349
Capital One Financial Corp.	310	50,127
Discover Financial Services	214	26,605
Synchrony Financial	409	19,231
		192,312
Copper–0.15%
Freeport-McMoRan, Inc.	1,041	39,662
Data Processing & Outsourced Services–4.21%
Automatic Data Processing, Inc.	297	62,260
Fidelity National Information Services, Inc.	434	64,688
Fiserv, Inc.(b)	426	49,037
FleetCor Technologies, Inc.(b)	57	14,718
Global Payments, Inc.	206	39,842
Shares		Value
Data Processing & Outsourced Services–(continued)
Mastercard, Inc., Class A	705	$272,088
Paychex, Inc.	228	25,951
PayPal Holdings, Inc.(b)	848	233,649
Square, Inc., Class A(b)	273	67,502
Visa, Inc., Class A	1,212	298,625
		1,128,360
Distillers & Vintners–0.17%
Brown-Forman Corp., Class B	279	19,787
Constellation Brands, Inc., Class A	112	25,126
		44,913
Distributors–0.05%
Genuine Parts Co.	102	12,946
Diversified Banks–3.19%
Bank of America Corp.	6,117	234,648
Citigroup, Inc.	1,487	100,551
JPMorgan Chase & Co.	2,143	325,264
U.S. Bancorp	1,040	57,762
Wells Fargo & Co.	2,985	137,131
		855,356
Diversified Support Services–0.17%
Cintas Corp.	63	24,833
Copart, Inc.(b)	150	22,050
		46,883
Drug Retail–0.09%
Walgreens Boots Alliance, Inc.	508	23,952
Electric Utilities–1.45%
American Electric Power Co., Inc.	356	31,371
Avangrid, Inc.	71	3,702
Duke Energy Corp.	545	57,285
Edison International	269	14,660
Entergy Corp.	142	14,615
Eversource Energy	243	20,964
Exelon Corp.	691	32,339
FirstEnergy Corp.	385	14,753
NextEra Energy, Inc.	1,422	110,774
PPL Corp.	546	15,490
Southern Co. (The)	751	47,966
Xcel Energy, Inc.	381	26,003
		389,922
Electrical Components & Equipment–0.50%
AMETEK, Inc.	163	22,665
Eaton Corp. PLC	282	44,570
Emerson Electric Co.	422	42,576
Rockwell Automation, Inc.	82	25,208
		135,019
Electronic Components–0.21%
Amphenol Corp., Class A	421	30,518
Corning, Inc.	597	24,991
		55,509
Electronic Equipment & Instruments–0.16%
Keysight Technologies, Inc.(b)	130	21,391
Zebra Technologies Corp., Class A(b)	37	20,442
		41,833
See accompanying notes which are an integral part of this schedule.
Invesco U.S. Managed Volatility Fund

Shares		Value
Electronic Manufacturing Services–0.13%
TE Connectivity Ltd.	233	$34,361
Environmental & Facilities Services–0.31%
Republic Services, Inc.	149	17,636
Waste Connections, Inc.	184	23,311
Waste Management, Inc.	286	42,402
		83,349
Fertilizers & Agricultural Chemicals–0.08%
Corteva, Inc.	517	22,117
Financial Exchanges & Data–1.15%
CME Group, Inc., Class A	254	53,881
Coinbase Global, Inc., Class A(b)	100	23,658
Intercontinental Exchange, Inc.	395	47,333
MarketAxess Holdings, Inc.	26	12,355
Moody’s Corp.	132	49,632
MSCI, Inc.	56	33,374
Nasdaq, Inc.	81	15,125
S&P Global, Inc.	170	72,882
		308,240
Food Distributors–0.10%
Sysco Corp.	362	26,860
Food Retail–0.08%
Kroger Co. (The)	530	21,571
Footwear–0.56%
NIKE, Inc., Class B	893	149,586
General Merchandise Stores–0.54%
Dollar General Corp.	161	37,455
Dollar Tree, Inc.(b)	161	16,066
Target Corp.	346	90,324
		143,845
Gold–0.13%
Newmont Corp.	568	35,682
Health Care Distributors–0.18%
AmerisourceBergen Corp.	105	12,828
Cardinal Health, Inc.	203	12,054
McKesson Corp.	112	22,829
		47,711
Health Care Equipment–3.24%
Abbott Laboratories	1,278	154,612
Baxter International, Inc.	354	27,382
Becton, Dickinson and Co.	206	52,685
Boston Scientific Corp.(b)	1,002	45,691
Danaher Corp.	458	136,250
DexCom, Inc.(b)	68	35,055
Edwards Lifesciences Corp.(b)	435	48,838
IDEXX Laboratories, Inc.(b)	59	40,033
Intuitive Surgical, Inc.(b)	83	82,291
Medtronic PLC	974	127,896
ResMed, Inc.	102	27,724
Stryker Corp.	247	66,922
Zimmer Biomet Holdings, Inc.	148	24,186
		869,565
Shares		Value
Health Care Facilities–0.17%
HCA Healthcare, Inc.	186	$46,165
Health Care REITs–0.21%
Healthpeak Properties, Inc.	381	14,086
Ventas, Inc.	265	15,842
Welltower, Inc.	296	25,710
		55,638
Health Care Services–0.61%
Cigna Corp.	235	53,930
CVS Health Corp.	930	76,595
Laboratory Corp. of America Holdings(b)	69	20,434
Quest Diagnostics, Inc.	90	12,762
		163,721
Health Care Supplies–0.21%
Align Technology, Inc.(b)	52	36,182
West Pharmaceutical Services, Inc.	52	21,410
		57,592
Health Care Technology–0.18%
Cerner Corp.	210	16,882
Veeva Systems, Inc., Class A(b)	98	32,605
		49,487
Home Improvement Retail–1.28%
Home Depot, Inc. (The)	757	248,440
Lowe’s Cos., Inc.	489	94,225
		342,665
Homebuilding–0.16%
D.R. Horton, Inc.	228	21,758
Lennar Corp., Class A	201	21,135
		42,893
Hotels, Resorts & Cruise Lines–0.64%
Airbnb, Inc., Class A(b)	165	23,762
Booking Holdings, Inc.(b)	29	63,169
Carnival Corp.(b)	595	12,882
Expedia Group, Inc.(b)	102	16,409
Hilton Worldwide Holdings, Inc.(b)	194	25,501
Marriott International, Inc., Class A(b)	196	28,612
		170,335
Household Products–1.34%
Church & Dwight Co., Inc.	174	15,065
Clorox Co. (The)	87	15,737
Colgate-Palmolive Co.	596	47,382
Kimberly-Clark Corp.	237	32,166
Procter & Gamble Co. (The)	1,753	249,329
		359,679
Hypermarkets & Super Centers–1.06%
Costco Wholesale Corp.	319	137,080
Walmart, Inc.	1,025	146,114
		283,194
Industrial Conglomerates–1.17%
3M Co.	409	80,957
General Electric Co.	6,166	79,850
Honeywell International, Inc.	502	117,363
See accompanying notes which are an integral part of this schedule.
Invesco U.S. Managed Volatility Fund

Shares		Value
Industrial Conglomerates–(continued)
Roper Technologies, Inc.	74	$36,359
		314,529
Industrial Gases–0.60%
Air Products and Chemicals, Inc.	156	45,401
Linde PLC (United Kingdom)	374	114,964
		160,365
Industrial Machinery–0.60%
Dover Corp.	102	17,046
Fortive Corp.	231	16,784
Illinois Tool Works, Inc.	221	50,094
Otis Worldwide Corp.	301	26,955
Parker-Hannifin Corp.	90	28,083
Stanley Black & Decker, Inc.	115	22,661
		161,623
Industrial REITs–0.25%
Prologis, Inc.	518	66,325
Insurance Brokers–0.49%
Aon PLC, Class A	158	41,085
Arthur J. Gallagher & Co.	144	20,060
Marsh & McLennan Cos., Inc.	358	52,705
Willis Towers Watson PLC	90	18,547
		132,397
Integrated Oil & Gas–1.24%
Chevron Corp.	1,398	142,331
Exxon Mobil Corp.	3,007	173,113
Occidental Petroleum Corp.	662	17,278
		332,722
Integrated Telecommunication Services–1.16%
AT&T, Inc.	5,167	144,935
Verizon Communications, Inc.	2,994	167,005
		311,940
Interactive Home Entertainment–0.31%
Activision Blizzard, Inc.	520	43,483
Electronic Arts, Inc.	192	27,640
ROBLOX Corp., Class A(b)	140	10,777
		81,900
Interactive Media & Services–7.11%
Alphabet, Inc., Class A(b)	423	1,139,786
Facebook, Inc., Class A(b)	1,704	607,135
Match Group, Inc.(b)	183	29,147
Pinterest, Inc., Class A(b)	392	23,089
Snap, Inc., Class A(b)	700	52,094
Twitter, Inc.(b)	551	38,432
Zillow Group, Inc., Class C(b)	162	17,214
		1,906,897
Internet & Direct Marketing Retail–4.34%
Amazon.com, Inc.(b)	311	1,034,880
Coupang, Inc. (South Korea)(b)	504	18,305
DoorDash, Inc., Class A(b)	78	13,595
eBay, Inc.	465	31,718
MercadoLibre, Inc. (Argentina)(b)	34	53,336
Wayfair, Inc., Class A(b)	52	12,551
		1,164,385
Shares		Value
Internet Services & Infrastructure–0.54%
Akamai Technologies, Inc.(b)	114	$13,671
Okta, Inc.(b)	89	22,053
Snowflake, Inc., Class A(b)	190	50,487
Twilio, Inc., Class A(b)	114	42,589
VeriSign, Inc.(b)	79	17,093
		145,893
Investment Banking & Brokerage–1.00%
Charles Schwab Corp. (The)	1,184	80,453
Goldman Sachs Group, Inc. (The)	230	86,222
Morgan Stanley	1,058	101,547
		268,222
IT Consulting & Other Services–1.08%
Accenture PLC, Class A	480	152,486
Cognizant Technology Solutions Corp., Class A	371	27,280
EPAM Systems, Inc.(b)	39	21,832
International Business Machines Corp.	630	88,805
		290,403
Leisure Products–0.08%
Peloton Interactive, Inc., Class A(b)	185	21,839
Life & Health Insurance–0.37%
Aflac, Inc.	433	23,815
MetLife, Inc.	614	35,428
Principal Financial Group, Inc.	192	11,929
Prudential Financial, Inc.	277	27,777
		98,949
Life Sciences Tools & Services–1.16%
Agilent Technologies, Inc.	214	32,791
Illumina, Inc.(b)	103	51,062
IQVIA Holdings, Inc.(b)	135	33,440
Mettler-Toledo International, Inc.(b)	16	23,579
Thermo Fisher Scientific, Inc.	283	152,823
Waters Corp.(b)	43	16,762
		310,457
Managed Health Care–1.53%
Anthem, Inc.	172	66,050
Centene Corp.(b)	406	27,856
Humana, Inc.	91	38,753
UnitedHealth Group, Inc.	674	277,836
		410,495
Metal & Glass Containers–0.07%
Ball Corp.	232	18,764
Movies & Entertainment–1.60%
Netflix, Inc.(b)	311	160,965
Roku, Inc.(b)	84	35,978
Walt Disney Co. (The)(b)	1,310	230,586
		427,529
Multi-line Insurance–0.17%
American International Group, Inc.	603	28,552
Hartford Financial Services Group, Inc. (The)	252	16,032
		44,584
Multi-Sector Holdings–1.39%
Berkshire Hathaway, Inc., Class B(b)	1,339	372,630
See accompanying notes which are an integral part of this schedule.
Invesco U.S. Managed Volatility Fund

Shares		Value
Multi-Utilities–0.66%
Ameren Corp.	182	$15,273
CMS Energy Corp.	205	12,667
Consolidated Edison, Inc.	243	17,926
Dominion Energy, Inc.	572	42,826
DTE Energy Co.	136	15,956
Public Service Enterprise Group, Inc.	358	22,278
Sempra Energy	223	29,135
WEC Energy Group, Inc.	223	20,993
		177,054
Office REITs–0.13%
Alexandria Real Estate Equities, Inc.	112	22,550
Boston Properties, Inc.	110	12,912
		35,462
Oil & Gas Equipment & Services–0.15%
Baker Hughes Co., Class A	582	12,361
Schlumberger N.V.	990	28,542
		40,903
Oil & Gas Exploration & Production–0.47%
ConocoPhillips	948	53,145
EOG Resources, Inc.	410	29,872
Hess Corp.	197	15,059
Pioneer Natural Resources Co.	194	28,202
		126,278
Oil & Gas Refining & Marketing–0.25%
Marathon Petroleum Corp.	449	24,794
Phillips 66	311	22,837
Valero Energy Corp.	289	19,354
		66,985
Oil & Gas Storage & Transportation–0.30%
Cheniere Energy, Inc.(b)	178	15,118
DT Midstream, Inc.(b)	68	2,883
Kinder Morgan, Inc.	1,406	24,436
ONEOK, Inc.	314	16,319
Williams Cos., Inc. (The)	860	21,543
		80,299
Packaged Foods & Meats–0.83%
Campbell Soup Co.	146	6,383
Conagra Brands, Inc.	333	11,152
General Mills, Inc.	430	25,310
Hershey Co. (The)	103	18,425
Hormel Foods Corp.	383	17,764
JM Smucker Co. (The)	76	9,964
Kellogg Co.	238	15,080
Kraft Heinz Co. (The)	698	26,852
McCormick & Co., Inc.	176	14,814
Mondelez International, Inc., Class A	985	62,311
Tyson Foods, Inc., Class A	205	14,649
		222,704
Paper Packaging–0.11%
Amcor PLC	1,077	12,450
International Paper Co.	275	15,884
		28,334
Shares		Value
Personal Products–0.20%
Estee Lauder Cos., Inc. (The), Class A	164	$54,748
Pharmaceuticals–3.68%
Bristol-Myers Squibb Co.	1,614	109,542
Eli Lilly and Co.	655	159,492
Johnson & Johnson	1,894	326,147
Merck & Co., Inc.	1,833	140,903
Pfizer, Inc.	4,059	173,766
Royalty Pharma PLC, Class A	254	9,703
Zoetis, Inc.	334	67,702
		987,255
Property & Casualty Insurance–0.59%
Allstate Corp. (The)	209	27,180
Chubb Ltd.	316	53,322
Markel Corp.(b)	9	10,856
Progressive Corp. (The)	413	39,301
Travelers Cos., Inc. (The)	177	26,359
		157,018
Railroads–0.81%
CSX Corp.	1,590	51,389
Kansas City Southern	64	17,139
Norfolk Southern Corp.	175	45,120
Union Pacific Corp.	478	104,568
		218,216
Real Estate Services–0.09%
CBRE Group, Inc., Class A(b)	236	22,765
Regional Banks–0.78%
Fifth Third Bancorp	492	17,855
First Republic Bank	125	24,377
KeyCorp	686	13,487
M&T Bank Corp.	91	12,180
PNC Financial Services Group, Inc. (The)	299	54,541
Regions Financial Corp.	680	13,090
SVB Financial Group(b)	38	20,898
Truist Financial Corp.	944	51,382
		207,810
Research & Consulting Services–0.39%
CoStar Group, Inc.(b)	276	24,522
Equifax, Inc.	86	22,412
IHS Markit Ltd.	300	35,052
Verisk Analytics, Inc.	113	21,463
		103,449
Residential REITs–0.22%
AvalonBay Communities, Inc.	98	22,327
Equity Residential	261	21,958
Essex Property Trust, Inc.	46	15,093
		59,378
Restaurants–1.12%
Chipotle Mexican Grill, Inc.(b)	20	37,269
McDonald’s Corp.	541	131,306
Starbucks Corp.	854	103,701
Yum! Brands, Inc.	209	27,461
		299,737
See accompanying notes which are an integral part of this schedule.
Invesco U.S. Managed Volatility Fund

Shares		Value
Retail REITs–0.18%
Realty Income Corp.	265	$18,627
Simon Property Group, Inc.	231	29,226
		47,853
Semiconductor Equipment–0.71%
Applied Materials, Inc.	644	90,115
KLA Corp.	107	37,253
Lam Research Corp.	100	63,741
		191,109
Semiconductors–4.51%
Advanced Micro Devices, Inc.(b)	855	90,792
Analog Devices, Inc.	259	43,362
Broadcom, Inc.	289	140,281
Intel Corp.	2,902	155,895
Marvell Technology, Inc.	597	36,124
Maxim Integrated Products, Inc.	189	18,883
Microchip Technology, Inc.	193	27,622
Micron Technology, Inc.(b)	790	61,288
NVIDIA Corp.	1,726	336,553
QUALCOMM, Inc.	811	121,488
Skyworks Solutions, Inc.	117	21,588
Texas Instruments, Inc.	671	127,906
Xilinx, Inc.	174	26,072
		1,207,854
Soft Drinks–1.40%
Coca-Cola Co. (The)	3,095	176,508
Keurig Dr Pepper, Inc.	488	17,182
Monster Beverage Corp.(b)	264	24,901
PepsiCo, Inc.	997	156,479
		375,070
Specialized REITs–1.17%
American Tower Corp.	331	93,607
Crown Castle International Corp.	304	58,699
Digital Realty Trust, Inc.	200	30,832
Equinix, Inc.	63	51,686
Public Storage	109	34,060
SBA Communications Corp., Class A	76	25,915
Weyerhaeuser Co.	531	17,911
		312,710
Specialty Chemicals–0.70%
Celanese Corp.	79	12,306
DuPont de Nemours, Inc.	372	27,919
Ecolab, Inc.	177	39,087
International Flavors & Fragrances, Inc.	176	26,513
PPG Industries, Inc.	168	27,471
Sherwin-Williams Co. (The)	186	54,131
		187,427
Specialty Stores–0.05%
Ulta Beauty, Inc.(b)	37	12,425
Steel–0.08%
Nucor Corp.	212	22,052
Systems Software–6.77%
Crowdstrike Holdings, Inc., Class A(b)	145	36,773
Shares		Value
Systems Software–(continued)
Fortinet, Inc.(b)	99	$26,952
Microsoft Corp.	5,317	1,514,866
NortonLifeLock, Inc.	406	10,077
Oracle Corp.	1,234	107,531
Palo Alto Networks, Inc.(b)	67	26,736
ServiceNow, Inc.(b)	140	82,305
VMware, Inc., Class A(b)	55	8,456
		1,813,696
Technology Distributors–0.07%
CDW Corp.	98	17,968
Technology Hardware, Storage & Peripherals–6.84%
Apple, Inc.(c)	11,895	1,735,004
Dell Technologies, Inc., Class C(b)	201	19,421
Hewlett Packard Enterprise Co.	923	13,384
HP, Inc.	850	24,539
NetApp, Inc.	158	12,575
Seagate Technology Holdings PLC	160	14,064
Western Digital Corp.(b)	212	13,765
		1,832,752
Tobacco–0.65%
Altria Group, Inc.	1,299	62,404
Philip Morris International, Inc.	1,129	113,002
		175,406
Trading Companies & Distributors–0.14%
Fastenal Co.	406	22,237
W.W. Grainger, Inc.	33	14,671
		36,908
Trucking–0.25%
Old Dominion Freight Line, Inc.	73	19,648
Uber Technologies, Inc.(b)	1,076	46,763
		66,411
Water Utilities–0.08%
American Water Works Co., Inc.	128	21,774
Wireless Telecommunication Services–0.22%
T-Mobile US, Inc.(b)	416	59,912
Total Common Stocks & Other Equity Interests (Cost $18,334,028)		26,674,467
Money Market Funds–0.54%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e)	46,142	46,142
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)(e)	46,897	46,916
Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(e)	52,733	52,733
Total Money Market Funds (Cost $145,788)		145,791
TOTAL INVESTMENTS IN SECURITIES–100.06% (Cost $18,479,816)		26,820,258
OTHER ASSETS LESS LIABILITIES—(0.06)%		(16,409)
NET ASSETS–100.00%		$26,803,849
See accompanying notes which are an integral part of this schedule.
Invesco U.S. Managed Volatility Fund

Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of the value was pledged as collateral to cover margin requirements for futures contracts.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$100,239	$3,344,715	$(3,398,812)	$-	$-	$46,142	$22
Invesco Liquid Assets Portfolio, Institutional Class	80,355	2,389,082	(2,422,514)	5	(12)	46,916	22
Invesco Treasury Portfolio, Institutional Class	114,558	3,822,531	(3,884,356)	-	-	52,733	10
Total	$295,152	$9,556,328	$(9,705,682)	$5	$(12)	$145,791	$54

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco U.S. Managed Volatility Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of July 31, 2021, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco U.S. Managed Volatility Fund